Label	Element	Value
Document And Entity Information Elements	AICII_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 24, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jul. 24, 2013
Prospectus Date	rr_ProspectusDate	Jul. 26, 2013